Judicial Deposits - Summary of Detailed Information About Judicial Deposits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Judicial deposits		R$ 566,190	R$ 337,255	R$ 333,577
Unaccrued tax lawsuits [Member]
Statement [Line Items]
Judicial deposits	[1]	262,654	203,403
Accrued tax lawsuits [Member]
Statement [Line Items]
Judicial deposits	[2]	252,961	116,415
Unaccrued civil lawsuits [Member]
Statement [Line Items]
Judicial deposits		9,671	2,541
Accrued civil lawsuits [Member]
Statement [Line Items]
Judicial deposits		2,189	426
Unaccrued labor lawsuits [Member]
Statement [Line Items]
Judicial deposits		14,166	8,683
Accrued labor lawsuits [Member]
Statement [Line Items]
Judicial deposits		R$ 24,549	R$ 5,787

[1]	The tax procedure related to these judicial deposits refer mainly to the ICMS-ST, disclosed in note 22.1.1, contingent liabilities - possible risk of loss.
[2]	The tax procedure related to these judicial deposits refer, substantially, to the sum of the amounts disclosed in note 22.2.1, and the amounts presented in note 21.